Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory write-downs	$ 5,246	$ 1,578	$ 2,106